Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 7,567	$ 2,591	$ 4,577
Cash equivalents	7	11,507	7,509
Short-term deposits	10,900	0	0	[1]
Cash, cash equivalents and deposits	$ 18,474	$ 14,098	$ 12,086

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.